Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of the summary of the product warranty activity recorded during the period

	September 30, 2012	September 30, 2011
Beginning balance - January 1	$1,210,919	$862,480
Additions for current year deliveries	399,623	569,452
Reductions for payments made	(1,915,253)	(398,966)
Reserve Adjustment	3,273,324	561,750
Ending balance - September 30	$2,968,613	$1,594,716